Marketable securities and other investments (Tables)	12 Months Ended
Mar. 31, 2015
Schedule of Aggregate Carrying Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Value of Available-For-Sale and Held-To-Maturity Securities

The aggregate carrying amounts, gross unrealized holding gains, gross unrealized holding losses and fair value of available-for-sale and held-to-maturity securities at March 31, 2014 and 2015 are as follows:

	March 31, 2014
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
	Millions of yen
Available-for-sale:
Equity securities	¥134,819	¥128,150	¥376	¥262,593
Debt securities	55,650	1,541	202	56,989
Held-to-maturity:
Commercial paper*	2,212	—	—	2,212
Other debt securities	3,933	24	—	3,957

Total	¥196,614	¥129,715	¥578	¥325,751

*	Commercial paper is included “Cash and cash equivalents” totaling ¥2,212 million.

	March 31, 2015
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
	Millions of yen
Available-for-sale:
Equity securities	¥153,933	¥232,814	¥1,425	¥385,322
Debt securities	68,420	1,534	337	69,617
Held-to-maturity:
Commercial paper*	802	—	—	802
Other debt securities	4,729	46	—	4,775

Total	¥227,884	¥234,394	¥1,762	¥460,516

*	Commercial paper is included “Cash and cash equivalents” totaling ¥802 million.

Loss on Investments

Gross unrealized holding losses and the fair value of available-for-sale securities and held-to-maturity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2014 and 2015 are as follows:

	March 31, 2014
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
	Millions of yen
Available-for-sale:
Equity securities	¥7,433	¥269	¥946	¥107
Debt securities	996	54	649	148
Held-to-maturity:
Debt securities	—	—	—	—

	March 31, 2015
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
	Millions of yen
Available-for-sale:
Equity securities	¥7,248	¥1,417	¥45	¥8
Debt securities	15,013	322	135	15
Held-to-maturity:
Debt securities	—	—	—	—

Schedule of Proceeds and Gross Realized Gains and Losses

Proceeds, gross realized gains and losses from sales of available-for-sale securities for each of the three years in the period ended March 31, 2015 are as follows:

	2013	2014	2015
	Millions of yen
Proceeds	¥4,433	¥4,074	¥10,117
Gross realized gain	2,264	2,345	5,158
Gross realized loss	37	49	875

Maturities of Debt Securities Classified as Held-To-Maturity

Maturities of debt securities classified as held-to-maturity at March 31, 2014 and 2015 are as follows.

	March 31, 2014		March 31, 2015
	Carrying Amount	Fair value	Carrying Amount	Fair value
	Millions of yen
Due within 1 year	¥2,212	¥2,212	¥1,968	¥1,972
Due after 1 year through 5 years	2,519	2,531	1,624	1,629
Due after 5 years through 10 years	939	939	1,638	1,650
Due after 10 years	475	487	301	326

Total	¥6,145	¥6,169	¥5,531	¥5,577